Revenue and Sales-Type Leases - Cash Offer Program Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue related to ASC 606	$ 0	$ 12,313
Revenue related to ASC 842	304	216,408
Cash offer program revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 304	$ 228,721